UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

John Hancock

Multimanager Lifestyle Portfolios

Quarterly portfolio holdings 9/30/18

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
GW&K Investment Management, LLC	(GW&K)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Redwood Investments, LLC	(Redwood)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 9-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.9%
Equity - 90.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	6,059,872	$261,119,865
Capital Appreciation, Class NAV, JHF II (Jennison)	8,213,010	155,882,929
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,939,436	170,897,484
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,230,480	166,373,341
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,328,628	31,855,633
Emerging Markets, Class NAV, JHF II (DFA)	14,997,324	163,770,780
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	14,550,287	164,563,746
Equity Income, Class NAV, JHF II (T. Rowe Price)	10,289,088	214,013,022
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	3,443,397	70,451,893
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	2,528,046	32,738,198
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	3,386,869	181,536,201
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	5,865,824	69,568,670
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,878,451	43,942,846
Greater China Opportunities, Class NAV, JHIT III (JHAM) (B)(C)	414,004	10,076,851
International Growth, Class NAV, JHF III (Wellington)	4,751,957	134,670,472
International Growth Stock, Class NAV, JHF II (Invesco)	8,265,203	112,076,149
International Small Cap, Class NAV, JHF II (Franklin Templeton)	3,693,811	79,601,636
International Small Company, Class NAV, JHF II (DFA)	6,396,889	79,513,327
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	28,648,621	322,869,957
International Value, Class NAV, JHF II (Templeton)	8,411,470	139,966,869
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	8,927,721	75,171,407
Mid Cap Stock, Class NAV, JHF II (Wellington)	7,735,697	201,437,543
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,494,626	229,543,587
New Opportunities, Class NAV, JHF II (Brandywine/DFA/GW&K)	1,259,027	39,382,364
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	2,984,253	38,228,282
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	2,217,843	41,850,688
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	3,509,093	42,214,391
Small Cap Value, Class NAV, JHF II (Wellington)	2,450,244	55,596,036
Small Company Value, Class NAV, JHF II (T. Rowe Price)	1,218,648	37,388,119
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	19,157,447	$251,920,432
Value Equity, Class NAV, JHIT (Barrow Hanley)	7,398,088	95,213,395
Alternative and specialty - 9.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	2,933,795	26,580,181
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	12,862,751	134,930,257
Global Focused Strategies, Class NAV, JHIT (Standard Life)	3,809,267	36,568,967
Health Sciences, Class NAV, JHF II (T. Rowe Price)	10,547,917	54,427,254
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	6,937,289	40,791,262
Seaport Long/Short, Class NAV, JHIT (Wellington)	1,430,544	16,708,758
Technical Opportunities, Class NAV, JHF II (Wellington)	6,507,151	92,076,181

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,046,600,331)		$4,115,518,973
SHORT-TERM INVESTMENTS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Bill, 1.952%, 10/25/2018 *	6,281,300	6,272,600
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.9720% (H)	329	329
TOTAL SHORT-TERM INVESTMENTS (Cost $6,273,457)		$6,272,929

Total Investments (Multimanager Lifestyle Aggressive Portfolio) (Cost $3,052,873,788) - 100.0%	$4,121,791,902
Other assets and liabilities, net - 0.0%	(640,423)
TOTAL NET ASSETS - 100.0%	$4,121,151,479
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 9-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 73.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	14,175,581	$610,825,798
Capital Appreciation, Class NAV, JHF II (Jennison)	19,950,247	378,655,682
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	42,074,060	515,827,971
Disciplined Value, Class NAV, JHF III (Boston Partners)	17,346,953	399,153,380
Disciplined Value International, Class NAV, JHIT (Boston Partners)	5,348,374	73,165,756
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets, Class NAV, JHF II (DFA)	29,147,505	$318,290,751
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	28,170,278	318,605,848
Equity Income, Class NAV, JHF II (T. Rowe Price)	24,671,030	513,157,428
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	8,732,330	178,663,470
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	8,829,833	114,346,339
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	7,340,645	393,458,572
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	17,665,483	209,512,623
Global Shareholder Yield, Class NAV, JHF III (Epoch)	13,893,311	157,411,218
International Growth, Class NAV, JHF III (Wellington)	10,683,760	302,777,747
International Growth Stock, Class NAV, JHF II (Invesco)	21,798,802	295,591,751
International Small Cap, Class NAV, JHF II (Franklin Templeton)	8,347,142	179,880,909
International Small Company, Class NAV, JHF II (DFA)	14,547,411	180,824,314
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	72,154,303	813,178,990
International Value, Class NAV, JHF II (Templeton)	19,049,779	316,988,315
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	25,043,449	210,865,842
Mid Cap Stock, Class NAV, JHF II (Wellington)	17,992,942	468,536,199
Mid Value, Class NAV, JHF II (T. Rowe Price)	31,899,011	542,602,182
New Opportunities, Class NAV, JHF II (Brandywine/DFA/GW&K)	2,828,428	88,473,234
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	6,743,007	86,377,920
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	4,279,265	80,749,731
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	6,751,308	81,218,240
Small Cap Value, Class NAV, JHF II (Wellington)	4,836,453	109,739,110
Small Company Value, Class NAV, JHF II (T. Rowe Price)	2,415,598	74,110,554
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	51,025,786	670,989,083
Value Equity, Class NAV, JHIT (Barrow Hanley)	17,704,750	227,860,137
Fixed income - 17.2%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	7,446,957	70,448,212
Bond, Class NAV, JHSB (JHAM) (B)(C)	20,640,884	316,424,752
Core Bond, Class NAV, JHF II (Wells Capital)	8,755,720	109,096,266
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	21,808,065	196,272,587
Floating Rate Income, Class NAV, JHF II (Bain Capital)	18,283,092	154,126,469
Global Bond, Class NAV, JHF II (PIMCO)	2,766,460	34,940,392
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	6,637,360	$58,873,380
High Yield, Class NAV, JHBT (JHAM) (B)(C)	15,897,139	54,527,187
High Yield, Class NAV, JHF II (WAMCO)	3,460,701	27,650,998
Real Return Bond, Class NAV, JHF II (PIMCO)	19,303,632	206,355,826
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	13,333,720	125,736,981
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	3,299,000	30,449,772
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	14,427,655	150,191,892
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	26,096,519	270,359,933
Total Return, Class NAV, JHF II (PIMCO)	18,442,578	241,966,622
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	3,588,330	39,866,347
Alternative and specialty - 9.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	16,402,863	148,609,939
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	32,786,409	343,929,434
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	14,927,658	151,963,562
Health Sciences, Class NAV, JHF II (T. Rowe Price)	21,124,775	109,003,839
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	15,448,049	90,834,527
Seaport Long/Short, Class NAV, JHIT (Wellington)	2,428,165	28,360,972
Technical Opportunities, Class NAV, JHF II (Wellington)	15,576,976	220,414,210

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,552,638,132)		$12,092,243,193
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill, 1.952%, 10/25/2018 *	30,899,400	30,856,604
U.S. Treasury Bill, 2.100%, 12/13/2018 *	8,529,000	8,492,292
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.9720% (H)	2,404	2,404
TOTAL SHORT-TERM INVESTMENTS (Cost $39,354,285)		$39,351,300

Total Investments (Multimanager Lifestyle Growth Portfolio) (Cost $9,591,992,417) - 100.0%	$12,131,594,493
Other assets and liabilities, net - 0.0%	(1,707,344)
TOTAL NET ASSETS - 100.0%	$12,129,887,149
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 9-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 54.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,113,853	$435,805,920
Capital Appreciation, Class NAV, JHF II (Jennison)	14,318,274	271,760,847
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	42,216,063	517,568,929
Disciplined Value, Class NAV, JHF III (Boston Partners)	12,215,470	281,077,960
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,647,368	49,895,995
Emerging Markets, Class NAV, JHF II (DFA)	18,183,908	198,568,270
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	17,608,755	199,155,017
Equity Income, Class NAV, JHF II (T. Rowe Price)	17,371,847	361,334,422
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	7,073,053	144,714,662
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	10,132,419	131,214,824
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	5,215,540	279,552,918
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	16,645,697	197,417,970
Global Shareholder Yield, Class NAV, JHF III (Epoch)	13,317,894	150,891,739
International Growth, Class NAV, JHF III (Wellington)	7,642,055	216,575,830
International Growth Stock, Class NAV, JHF II (Invesco)	14,033,500	190,294,260
International Small Cap, Class NAV, JHF II (Franklin Templeton)	5,140,569	110,779,254
International Small Company, Class NAV, JHF II (DFA)	8,933,407	111,042,249
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	46,469,833	523,715,017
International Value, Class NAV, JHF II (Templeton)	13,433,647	223,535,890
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	15,820,080	133,205,076
Mid Cap Stock, Class NAV, JHF II (Wellington)	11,560,315	301,030,598
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,497,455	348,661,708
New Opportunities, Class NAV, JHF II (Brandywine/DFA/GW&K)	1,591,038	49,767,683
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	3,794,760	48,610,874
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	3,139,303	59,238,649
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	5,044,924	60,690,432
Small Cap Value, Class NAV, JHF II (Wellington)	3,635,364	82,486,406
Small Company Value, Class NAV, JHF II (T. Rowe Price)	1,795,932	55,099,207
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	46,201,844	607,554,246
Value Equity, Class NAV, JHIT (Barrow Hanley)	12,464,971	160,424,177
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 36.9%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	12,358,227	$116,908,831
Bond, Class NAV, JHSB (JHAM) (B)(C)	47,917,120	734,569,453
Core Bond, Class NAV, JHF II (Wells Capital)	19,808,622	246,815,431
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	34,961,130	314,650,168
Floating Rate Income, Class NAV, JHF II (Bain Capital)	38,135,762	321,484,475
Global Bond, Class NAV, JHF II (PIMCO)	4,611,219	58,239,700
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	12,734,097	112,951,442
High Yield, Class NAV, JHBT (JHAM) (B)(C)	30,491,669	104,586,425
High Yield, Class NAV, JHF II (WAMCO)	6,636,032	53,021,893
Real Return Bond, Class NAV, JHF II (PIMCO)	39,338,643	420,530,095
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	32,659,302	307,977,221
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	4,432,585	40,912,759
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	31,419,496	327,076,951
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	56,828,042	588,738,513
Total Return, Class NAV, JHF II (PIMCO)	42,413,360	556,463,287
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	6,880,856	76,446,314
Alternative and specialty - 7.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	17,794,713	161,220,098
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	26,544,288	278,449,583
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	16,053,482	163,424,445
Health Sciences, Class NAV, JHF II (T. Rowe Price)	14,990,511	77,351,039
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	10,082,138	59,282,970
Seaport Long/Short, Class NAV, JHIT (Wellington)	2,457,312	28,701,400
Technical Opportunities, Class NAV, JHF II (Wellington)	7,807,506	110,476,205

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,907,641,736)		$11,761,949,727
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.952%, 10/25/2018 *	30,283,600	30,241,657
U.S. Treasury Bill, 2.071%, 11/29/2018 *	61,154,000	60,941,649
U.S. Treasury Bill, 2.100%, 12/13/2018 *	16,907,000	16,834,233
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.9720% (H)	7,284	7,284
TOTAL SHORT-TERM INVESTMENTS (Cost $108,032,874)		$108,024,823

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

Total Investments (Multimanager Lifestyle Balanced Portfolio) (Cost $10,015,674,610) - 100.0%	$11,869,974,550
Other assets and liabilities, net - 0.0%	(1,762,352)
TOTAL NET ASSETS - 100.0%	$11,868,212,198
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 9-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 36.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,232,855	$53,123,714
Capital Appreciation, Class NAV, JHF II (Jennison)	2,609,822	49,534,412
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,186,351	149,404,665
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,764,002	40,589,692
Disciplined Value International, Class NAV, JHIT (Boston Partners)	897,632	12,279,609
Emerging Markets, Class NAV, JHF II (DFA)	2,359,054	25,760,869
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,327,998	26,329,657
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,508,731	52,181,598
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	3,247,994	42,061,521
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	1,884,984	101,035,119
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	5,037,038	59,739,271
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,971,616	44,998,409
International Growth, Class NAV, JHF III (Wellington)	1,068,319	30,276,167
International Growth Stock, Class NAV, JHF II (Invesco)	3,118,395	42,285,438
International Small Cap, Class NAV, JHF II (Franklin Templeton)	872,182	18,795,514
International Small Company, Class NAV, JHF II (DFA)	1,502,974	18,681,972
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	10,479,336	118,102,112
International Value, Class NAV, JHF II (Templeton)	2,058,237	34,249,058
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	3,084,678	25,972,991
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,087,969	54,370,725
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,498,901	59,516,311
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	634,477	11,972,581
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	1,018,162	12,248,492
Small Cap Value, Class NAV, JHF II (Wellington)	1,344,768	30,512,793
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	8,778,698	$115,439,874
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,800,478	23,172,155
Fixed income - 56.4%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	6,552,481	61,986,471
Bond, Class NAV, JHSB (JHAM) (B)(C)	18,832,934	288,708,875
Core Bond, Class NAV, JHF II (Wells Capital)	22,044,332	274,672,383
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	13,636,197	122,725,774
Floating Rate Income, Class NAV, JHF II (Bain Capital)	15,727,423	132,582,173
Global Bond, Class NAV, JHF II (PIMCO)	3,817,237	48,211,699
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	4,772,640	42,333,316
High Yield, Class NAV, JHBT (JHAM) (B)(C)	11,652,332	39,967,499
High Yield, Class NAV, JHF II (WAMCO)	2,536,006	20,262,689
Real Return Bond, Class NAV, JHF II (PIMCO)	15,892,207	169,887,698
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	11,611,051	109,492,213
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,430,084	13,199,675
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	10,962,257	114,117,093
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	19,826,829	205,405,945
Total Return, Class NAV, JHF II (PIMCO)	20,837,754	273,391,329
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	2,629,729	29,216,290
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	7,117,709	64,486,447
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	6,072,107	63,696,398
Enduring Assets, Class NAV, JHIT (Wellington)	1,423,790	16,943,103
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	6,363,509	64,780,523
Seaport Long/Short, Class NAV, JHIT (Wellington)	791,716	9,247,246

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,116,013,733)		$3,417,949,558
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.952%, 10/25/2018 *	8,899,700	8,887,374
U.S. Treasury Bill, 2.071%, 11/29/2018 *	18,019,000	17,956,431
U.S. Treasury Bill, 2.100%, 12/13/2018 *	6,262,000	6,235,049
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.9720% (H)	2,697	2,697
TOTAL SHORT-TERM INVESTMENTS (Cost $33,083,978)		$33,081,551

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

Total Investments (Multimanager Lifestyle Moderate Portfolio) (Cost $3,149,097,711) - 100.0%	$3,451,031,109
Other assets and liabilities, net - 0.0%	(733,890)
TOTAL NET ASSETS - 100.0%	$3,450,297,219
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 9-30-18 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 16.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	115,802	$4,989,888
Capital Appreciation, Class NAV, JHF II (Jennison)	449,616	8,533,707
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,910,716	72,465,378
Disciplined Value, Class NAV, JHF III (Boston Partners)	318,580	7,330,536
Disciplined Value International, Class NAV, JHIT (Boston Partners)	425,116	5,815,589
Emerging Markets, Class NAV, JHF II (DFA)	808,042	8,823,820
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	794,110	8,981,388
Equity Income, Class NAV, JHF II (T. Rowe Price)	453,666	9,436,259
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	1,561,031	20,215,351
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	489,980	26,262,946
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	2,307,886	27,371,532
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,736,769	19,677,590
International Growth, Class NAV, JHF III (Wellington)	415,877	11,785,953
International Growth Stock, Class NAV, JHF II (Invesco)	901,409	12,223,107
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	5,135,674	57,879,042
International Value, Class NAV, JHF II (Templeton)	747,621	12,440,413
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	677,279	5,702,693
Mid Cap Stock, Class NAV, JHF II (Wellington)	630,815	16,426,430
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,133,934	19,288,213
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	640,882	7,709,809
Small Cap Value, Class NAV, JHF II (Wellington)	481,630	10,928,184
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	2,545,976	33,479,589
Value Equity, Class NAV, JHIT (Barrow Hanley)	325,489	4,189,040
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 73.3%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	5,046,561	$47,740,468
Bond, Class NAV, JHSB (JHAM) (B)(C)	17,571,875	269,376,848
Core Bond, Class NAV, JHF II (Wells Capital)	20,116,374	250,650,022
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	10,681,852	96,136,668
Floating Rate Income, Class NAV, JHF II (Bain Capital)	14,903,062	125,632,811
Global Bond, Class NAV, JHF II (PIMCO)	4,275,884	54,004,414
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	3,482,593	30,890,596
High Yield, Class NAV, JHBT (JHAM) (B)(C)	7,393,656	25,360,237
High Yield, Class NAV, JHF II (WAMCO)	1,609,169	12,857,262
Real Return Bond, Class NAV, JHF II (PIMCO)	16,688,362	178,398,592
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	11,233,678	105,933,586
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	12,243,414	113,006,714
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	9,102,526	94,757,292
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	16,463,719	170,564,130
Total Return, Class NAV, JHF II (PIMCO)	19,134,490	251,044,509
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	1,668,395	18,535,865
Alternative and specialty - 9.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	8,112,490	73,499,158
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	3,994,611	41,903,466
Enduring Assets, Class NAV, JHIT (Wellington)	3,609,857	42,957,302
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	7,240,754	73,710,880
Seaport Long/Short, Class NAV, JHIT (Wellington)	341,913	3,993,545

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,420,219,595)		$2,492,910,822
SHORT-TERM INVESTMENTS - 1.0%
U.S. Government - 1.0%
U.S. Treasury Bill, 1.952%, 10/25/2018 *	6,512,100	6,503,081
U.S. Treasury Bill, 2.071%, 11/29/2018 *	13,291,000	13,244,848
U.S. Treasury Bill, 2.100%, 12/13/2018 *	5,083,000	5,061,123
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.9720% (H)	2,304	2,304
TOTAL SHORT-TERM INVESTMENTS (Cost $24,813,165)		$24,811,356

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

Total Investments (Multimanager Lifestyle Conservative Portfolio) (Cost $2,445,032,760) - 100.0%	$2,517,722,178
Other assets and liabilities, net - 0.0%	(840,294)
TOTAL NET ASSETS - 100.0%	$2,516,881,884
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHIT III	John Hancock Investment Trust III
JHSB	John Hancock Sovereign Bond Fund
JHBT	John Hancock Bond Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Formerly known as Small Cap Growth Fund.
(F)	Non-income producing.
(G)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
(H)	The rate shown is the annualized seven-day yield as of 9-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset values (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury bills which are categorized as Level 2.

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	3,845,473	496,230	(1,407,908)	2,933,795	—	—	($546,284)	($1,967,472)	$26,580,181
Blue Chip Growth	4,106,103	2,829,848	(876,079)	6,059,872	—	—	8,061,654	17,591,381	261,119,865
Capital Appreciation	9,045,651	1,024,854	(1,857,495)	8,213,010	—	—	2,724,727	21,968,114	155,882,929
Capital Appreciation Value	15,640,509	—	(1,701,073)	13,939,436	—	—	635,065	11,679,059	170,897,484
Disciplined Value	7,904,850	—	(674,370)	7,230,480	—	—	1,433,774	7,236,120	166,373,341
Disciplined Value International	2,339,490	19,178	(30,040)	2,328,628	—	—	1,855	(1,352,460)	31,855,633
Diversified Real Assets	—	14,771,895	(1,909,144)	12,862,751	—	—	(1,381)	5,280,537	134,930,257
Emerging Markets	14,118,221	1,252,431	(373,328)	14,997,324	—	—	543,564	(17,077,909)	163,770,780
Emerging Markets Equity	14,048,386	908,138	(406,237)	14,550,287	—	—	471,017	(11,953,919)	164,563,746
Equity Income	10,891,023	202,641	(804,576)	10,289,088	$2,924,718	—	80,649	3,998,673	214,013,022
Financial Industries	3,756,721	—	(313,324)	3,443,397	—	—	274,746	1,797,241	70,451,893
Fundamental Global Franchise	2,937,509	8,176	(417,639)	2,528,046	—	—	516,195	630,502	32,738,198
Fundamental Large Cap Core	3,673,868	50,394	(337,393)	3,386,869	—	—	476,478	8,982,205	181,536,201
Global Equity	6,225,184	51,741	(411,101)	5,865,824	—	—	8,883	1,064,293	69,568,670
Global Focused Strategies	4,786,311	80,724	(1,057,768)	3,809,267	—	—	(433,507)	(592,610)	36,568,967
Global Real Estate	2,160,135	48,862	(2,208,997)	—	8,092	—	5,876,921	(6,720,705)	—
Global Shareholder Yield	3,898,740	265,478	(285,767)	3,878,451	1,177,685	—	35,643	(1,767,842)	43,942,846
Greater China Opportunities	683,212	41,082	(310,290)	414,004	—	—	1,317,971	(1,589,006)	10,076,851
Health Sciences	13,229,069	—	(2,681,152)	10,547,917	—	—	(2,283,768)	12,661,924	54,427,254
International Growth	5,093,219	—	(341,262)	4,751,957	—	—	938,633	2,622,641	134,670,472
International Growth Stock	8,369,711	18,338	(122,846)	8,265,203	—	—	83,586	(5,136,064)	112,076,149
International Small Cap	3,795,091	95,171	(196,451)	3,693,811	—	—	1,234,631	(4,768,959)	79,601,636

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Small Company	6,585,169	20,739	(209,019)	6,396,889	—	—	886,162	(4,454,464)	79,513,327
International Strategic Equity Allocation	30,210,085	321,128	(1,882,592)	28,648,621	—	—	593,503	(12,075,072)	322,869,957
International Value	8,587,823	87,111	(263,464)	8,411,470	—	—	332,756	(4,505,623)	139,966,869
International Value Equity	9,094,914	187,359	(354,552)	8,927,721	—	—	37,752	(2,517,298)	75,171,407
Mid Cap Stock	8,795,055	—	(1,059,358)	7,735,697	—	—	2,049,733	34,011,668	201,437,543
Mid Value	13,385,781	353,648	(244,803)	13,494,626	—	—	(22,605)	9,673,695	229,543,587
Natural Resources	5,012,980	66,796	(5,079,776)	—	—	—	(2,139,173)	994,389	—
New Opportunities	1,330,077	—	(71,050)	1,259,027	—	—	(21,519)	3,549,563	39,382,364
Real Estate Equity	2,079,084	173,227	(2,252,311)	—	—	—	3,903,059	(5,669,170)	—
Science & Technology	9,206,860	4,515	(2,274,086)	6,937,289	—	—	(10,103,919)	17,657,576	40,791,262
Seaport Long/Short	1,548,162	10,742	(128,360)	1,430,544	—	—	44,489	559,292	16,708,758
Small Cap Core	3,009,562	10,045	(35,354)	2,984,253	—	—	(47,154)	677,383	38,228,282
Small Cap Growth	1,871,984	404,231	(58,372)	2,217,843	—	$7,037,639	(173,062)	(3,017,747)	41,850,688
Small Cap Stock	3,879,758	—	(370,665)	3,509,093	—	—	471,336	6,905,955	42,214,391
Small Cap Value	2,528,648	37,389	(115,793)	2,450,244	—	—	(88,924)	4,208,818	55,596,036
Small Company Value	1,253,623	—	(34,975)	1,218,648	—	—	(94,339)	2,848,855	37,388,119
Strategic Growth	8,339,794	1,625,098	(9,964,892)	—	—	26,895,372	43,051,275	(47,208,286)	—
Technical Opportunities	8,204,066	—	(1,696,915)	6,507,151	—	—	2,997,776	11,346,464	92,076,181
U.S. Strategic Equity Allocation	24,164,352	527,527	(5,534,432)	19,157,447	—	—	9,216,700	18,141,822	251,920,432
Value Equity	8,019,069	98,086	(719,067)	7,398,088	—	—	604,939	3,460,917	95,213,395
					$4,110,495	$33,933,011	$72,949,837	$77,174,480	$4,115,518,973
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	21,149,186	1,189,853	(5,936,176)	16,402,863	—	—	($3,197,388)	($10,589,816)	$148,609,939
Asia Pacific Total Return Bond	7,950,902	83,011	(586,956)	7,446,957	—	—	(211,449)	(1,680,188)	70,448,212
Blue Chip Growth	9,932,591	6,591,552	(2,348,562)	14,175,581	—	—	23,359,221	38,350,675	610,825,798
Bond	21,811,661	700,301	(1,871,078)	20,640,884	$9,014,612	—	(942,637)	(11,702,132)	316,424,752
Capital Appreciation	21,999,975	3,014,665	(5,064,393)	19,950,247	—	—	10,168,329	49,527,826	378,655,682
Capital Appreciation Value	48,148,635	180,233	(6,254,808)	42,074,060	—	—	3,754,837	34,013,831	515,827,971
Core Bond	9,267,370	228,448	(740,098)	8,755,720	1,989,401	—	(419,519)	(3,816,199)	109,096,266
Disciplined Value	19,278,039	13,228	(1,944,314)	17,346,953	—	—	4,367,602	16,758,421	399,153,380
Disciplined Value International	5,477,191	21,266	(150,083)	5,348,374	—	—	61,007	(3,180,078)	73,165,756
Diversified Real Assets	—	36,571,308	(3,784,899)	32,786,409	—	—	315,464	13,247,390	343,929,434
Emerging Markets	27,738,584	2,239,076	(830,155)	29,147,505	—	—	5,553,102	(37,508,063)	318,290,751
Emerging Markets Debt	19,205,787	3,653,812	(1,051,534)	21,808,065	6,858,571	—	(581,370)	(14,577,999)	196,272,587
Emerging Markets Equity	27,601,377	1,479,750	(910,849)	28,170,278	—	—	1,433,577	(23,670,787)	318,605,848
Equity Income	26,546,168	374,405	(2,249,543)	24,671,030	7,042,218	—	1,032,410	8,856,872	513,157,428
Financial Industries	9,721,292	7,144	(996,106)	8,732,330	—	—	1,864,802	3,627,957	178,663,470
Floating Rate Income	19,968,624	647,436	(2,332,968)	18,283,092	5,478,491	—	(315,705)	(429,480)	154,126,469
Fundamental Global Franchise	10,182,177	55,798	(1,408,142)	8,829,833	—	—	1,218,202	2,738,898	114,346,339
Fundamental Large Cap Core	8,138,460	24,567	(822,382)	7,340,645	—	—	2,239,628	18,318,393	393,458,572
Global Absolute Return Strategies	19,924,399	106,488	(5,103,229)	14,927,658	—	—	(4,037,518)	(2,766,109)	151,963,562
Global Bond	3,015,918	62,759	(312,217)	2,766,460	—	—	146,564	(601,438)	34,940,392
Global Equity	19,121,647	150,338	(1,606,502)	17,665,483	—	—	299,235	3,080,514	209,512,623
Global Income	4,656,364	106,457	(4,762,821)	—	976,441	—	(2,870,712)	858,585	—

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Real Estate	6,520,139	—	(6,520,139)	—	23,884	—	27,483,000	(30,051,419)	—
Global Shareholder Yield	14,243,604	587,641	(937,934)	13,893,311	4,224,804	—	909,614	(7,248,262)	157,411,218
Global Short Duration Credit	6,104,801	1,303,892	(771,333)	6,637,360	2,159,981	—	(809,270)	(721,286)	58,873,380
Health Sciences	27,020,669	424,468	(6,320,362)	21,124,775	—	—	(1,463,385)	22,556,751	109,003,839
High Yield (JHAM)	17,089,734	705,610	(1,898,205)	15,897,139	2,424,156	—	(793,692)	(397,330)	54,527,187
High Yield (WAMCO)	3,736,561	156,667	(432,527)	3,460,701	1,245,534	—	370,897	(845,431)	27,650,998
International Growth	11,664,145	—	(980,385)	10,683,760	—	—	2,942,075	5,420,886	302,777,747
International Growth Stock	22,345,837	35,399	(582,434)	21,798,802	—	—	971,698	(14,177,921)	295,591,751
International Small Cap	8,734,499	136,719	(524,076)	8,347,142	—	—	3,408,685	(11,201,797)	179,880,909
International Small Company	15,155,935	31,081	(639,605)	14,547,411	—	—	2,668,617	(10,726,694)	180,824,314
International Strategic Equity Allocation	77,174,085	272,018	(5,291,800)	72,154,303	—	—	2,731,398	(31,512,799)	813,178,990
International Value	19,713,545	171,086	(834,852)	19,049,779	—	—	1,386,259	(10,888,901)	316,988,315
International Value Equity	25,842,009	104,521	(903,081)	25,043,449	—	—	155,188	(7,111,686)	210,865,842
Mid Cap Stock	20,766,525	116,343	(2,889,926)	17,992,942	—	—	6,598,670	77,793,367	468,536,199
Mid Value	31,595,038	1,405,692	(1,101,719)	31,899,011	—	—	(110,225)	22,639,334	542,602,182
Natural Resources	11,462,991	—	(11,462,991)	—	—	—	(6,730,432)	4,124,828	—
New Opportunities	3,001,738	44,921	(218,231)	2,828,428	—	—	27,256	7,881,098	88,473,234
Real Estate Equity	6,285,370	—	(6,285,370)	—	—	—	28,170,611	(33,367,573)	—
Real Return Bond	20,508,465	510,851	(1,715,684)	19,303,632	4,888,806	—	(597,831)	(7,070,684)	206,355,826
Science & Technology	20,220,287	116,046	(4,888,284)	15,448,049	—	—	(21,702,387)	38,406,456	90,834,527
Seaport Long/Short	2,680,401	1,386	(253,622)	2,428,165	—	—	199,053	846,039	28,360,972
Short Duration Credit Opportunities	13,296,613	1,510,835	(1,473,728)	13,333,720	3,620,311	—	(612,949)	(2,964,432)	125,736,981
Short Term Government Income	3,582,564	47,746	(331,310)	3,299,000	327,173	—	(47,656)	(433,008)	30,449,772
Small Cap Core	6,792,029	185,142	(234,164)	6,743,007	—	—	(323,336)	1,696,768	86,377,920
Small Cap Growth	3,675,383	865,645	(261,763)	4,279,265	—	$13,593,859	(517,424)	(5,620,303)	80,749,731
Small Cap Stock	7,577,929	67,052	(893,673)	6,751,308	—	—	1,214,669	13,046,820	81,218,240
Small Cap Value	5,011,759	167,510	(342,816)	4,836,453	—	—	(274,989)	8,264,320	109,739,110
Small Company Value	2,476,134	89,652	(150,188)	2,415,598	—	—	(366,156)	5,768,704	74,110,554
Spectrum Income	15,239,913	475,229	(1,287,487)	14,427,655	3,725,578	—	(32,782)	(5,573,781)	150,191,892
Strategic Growth	20,270,123	3,914,664	(24,184,787)	—	—	64,093,677	107,362,458	(116,534,019)	—
Strategic Income Opportunities	27,073,915	1,024,226	(2,001,622)	26,096,519	7,335,233	—	(371,144)	(12,219,259)	270,359,933
Technical Opportunities	19,981,278	62,202	(4,466,504)	15,576,976	—	—	8,771,931	25,930,561	220,414,210
Total Return	19,695,752	438,040	(1,691,214)	18,442,578	3,917,212	—	(903,439)	(6,140,963)	241,966,622
U.S. High Yield Bond	3,874,447	138,554	(424,671)	3,588,330	1,534,336	—	163,693	(842,319)	39,866,347
U.S. Strategic Equity Allocation	65,244,858	603,400	(14,822,472)	51,025,786	—	—	26,453,270	47,276,418	670,989,083
Value Equity	19,506,978	102,941	(1,905,169)	17,704,750	—	—	2,123,083	7,670,029	227,860,137
					$66,786,742	$77,687,536	$231,692,710	$52,529,586	$12,092,243,193
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	22,579,206	954,960	(5,739,453)	17,794,713	—	—	($2,773,774)	($11,912,620)	$161,220,098
Asia Pacific Total Return Bond	13,156,461	40,829	(839,063)	12,358,227	—	—	(296,545)	(2,842,531)	116,908,831
Blue Chip Growth	7,131,211	4,773,608	(1,790,966)	10,113,853	—	—	17,997,572	26,350,609	435,805,920
Bond	50,421,630	1,499,567	(4,004,077)	47,917,120	$20,980,069	—	(2,068,073)	(27,268,405)	734,569,453
Capital Appreciation	15,765,701	2,442,048	(3,889,475)	14,318,274	—	—	8,261,898	34,597,074	271,760,847

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation Value	48,650,627	49,024	(6,483,588)	42,216,063	—	—	3,740,855	34,494,247	517,568,929
Core Bond	20,858,793	478,504	(1,528,675)	19,808,622	4,508,297	—	(706,338)	(8,849,237)	246,815,431
Disciplined Value	13,729,513	130,322	(1,644,365)	12,215,470	—	—	4,141,278	10,930,044	281,077,960
Disciplined Value International	3,762,313	29,324	(144,269)	3,647,368	—	—	81,846	(2,191,465)	49,895,995
Diversified Real Assets	—	28,897,564	(2,353,276)	26,544,288	—	—	324,590	10,952,383	278,449,583
Emerging Markets	17,282,402	1,262,236	(360,730)	18,183,908	—	—	536,046	(20,380,097)	198,568,270
Emerging Markets Debt	30,054,964	6,232,581	(1,326,415)	34,961,130	10,883,197	—	(635,451)	(23,248,061)	314,650,168
Emerging Markets Equity	17,130,542	962,836	(484,623)	17,608,755	—	—	350,759	(14,205,026)	199,155,017
Equity Income	18,901,942	367,573	(1,897,668)	17,371,847	4,952,130	—	2,683,880	4,495,856	361,334,422
Financial Industries	7,915,697	78,214	(920,858)	7,073,053	—	—	1,788,009	2,776,459	144,714,662
Floating Rate Income	41,477,026	1,353,126	(4,694,390)	38,135,762	11,467,907	—	(2,892,244)	1,324,538	321,484,475
Fundamental Global Franchise	11,440,707	149,029	(1,457,317)	10,132,419	—	—	655,601	3,761,069	131,214,824
Fundamental Large Cap Core	5,818,771	112,426	(715,657)	5,215,540	—	—	1,918,740	13,101,951	279,552,918
Global Absolute Return Strategies	21,230,880	—	(5,177,398)	16,053,482	—	—	(2,801,491)	(4,419,565)	163,424,445
Global Bond	4,986,309	29,630	(404,720)	4,611,219	—	—	777,553	(1,543,132)	58,239,700
Global Equity	18,143,820	268,615	(1,766,738)	16,645,697	—	—	473,136	2,799,394	197,417,970
Global Income	9,009,472	205,540	(9,215,012)	—	1,903,222	—	(5,853,907)	1,929,207	—
Global Real Estate	6,451,490	—	(6,451,490)	—	23,632	—	32,572,406	(35,113,684)	—
Global Shareholder Yield	13,749,888	539,494	(971,488)	13,317,894	4,052,202	—	1,135,334	(7,231,378)	150,891,739
Global Short Duration Credit	11,638,753	2,415,009	(1,319,665)	12,734,097	4,150,378	—	(1,512,870)	(1,425,217)	112,951,442
Health Sciences	19,309,458	644,266	(4,963,213)	14,990,511	—	—	(1,222,124)	16,274,679	77,351,039
High Yield (JHAM)	32,652,706	1,357,463	(3,518,500)	30,491,669	4,663,775	—	(1,479,465)	(804,933)	104,586,425
High Yield (WAMCO)	7,134,764	300,678	(799,410)	6,636,032	2,390,436	—	983,525	(1,886,095)	53,021,893
International Growth	8,402,092	—	(760,037)	7,642,055	—	—	2,333,377	3,783,240	216,575,830
International Growth Stock	14,424,556	46,970	(438,026)	14,033,500	—	—	788,681	(9,220,497)	190,294,260
International Small Cap	5,383,874	103,919	(347,224)	5,140,569	—	—	2,299,045	(7,038,558)	110,779,254
International Small Company	9,341,995	68,233	(476,821)	8,933,407	—	—	1,866,902	(6,768,458)	111,042,249
International Strategic Equity Allocation	50,497,566	427,403	(4,455,136)	46,469,833	—	—	3,506,905	(21,771,741)	523,715,017
International Value	13,999,175	190,946	(756,474)	13,433,647	—	—	1,845,884	(8,498,998)	223,535,890
International Value Equity	16,444,625	129,232	(753,777)	15,820,080	—	—	149,100	(4,514,051)	133,205,076
Mid Cap Stock	14,331,459	188,726	(2,959,870)	11,560,315	—	—	10,230,461	46,894,237	301,030,598
Mid Value	21,645,878	177,658	(1,326,081)	20,497,455	—	—	275,100	14,874,313	348,661,708
Natural Resources	7,712,763	—	(7,712,763)	—	—	—	(4,940,330)	3,212,901	—
New Opportunities	1,796,687	17,907	(223,556)	1,591,038	—	—	258,084	4,435,888	49,767,683
Real Estate Equity	6,253,538	—	(6,253,538)	—	—	—	29,702,735	(34,873,377)	—
Real Return Bond	41,506,973	955,974	(3,124,304)	39,338,643	9,975,693	—	(1,556,945)	(14,010,346)	420,530,095
Science & Technology	14,364,280	291,413	(4,573,555)	10,082,138	—	—	(18,638,000)	30,140,406	59,282,970
Seaport Long/Short	2,731,451	435	(274,574)	2,457,312	—	—	239,821	832,255	28,701,400
Short Duration Credit Opportunities	32,891,153	3,003,729	(3,235,580)	32,659,302	8,972,860	—	(1,733,376)	(7,159,112)	307,977,221
Short Term Government Income	4,771,850	57,269	(396,534)	4,432,585	440,078	—	(58,751)	(585,985)	40,912,759
Small Cap Core	4,065,360	61,316	(331,916)	3,794,760	—	—	(284,903)	1,146,423	48,610,874
Small Cap Growth	2,930,822	716,466	(507,985)	3,139,303	—	$10,727,079	(614,304)	(4,325,734)	59,238,649

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Small Cap Stock	6,053,241	108,836	(1,117,153)	5,044,924	—	—	2,344,075	8,828,297	60,690,432
Small Cap Value	3,958,059	66,213	(388,908)	3,635,364	—	—	(97,179)	6,293,553	82,486,406
Small Company Value	1,961,489	31,373	(196,930)	1,795,932	—	—	(154,481)	4,319,737	55,099,207
Spectrum Income	33,124,822	791,508	(2,496,834)	31,419,496	8,144,047	—	415,192	(12,660,437)	327,076,951
Strategic Growth	14,503,787	2,931,792	(17,435,579)	—	—	45,558,022	77,938,828	(84,205,691)	—
Strategic Income Opportunities	59,350,364	1,525,824	(4,048,146)	56,828,042	16,047,633	—	(1,084,035)	(26,391,712)	588,738,513
Technical Opportunities	10,198,270	166,798	(2,557,562)	7,807,506	—	—	5,162,257	12,414,932	110,476,205
Total Return	45,076,826	921,702	(3,585,168)	42,413,360	9,021,766	—	(1,822,274)	(14,327,390)	556,463,287
U.S. High Yield Bond	7,399,046	266,056	(784,246)	6,880,856	2,946,262	—	213,874	(1,509,581)	76,446,314
U.S. Strategic Equity Allocation	58,919,304	579,546	(13,297,006)	46,201,844	—	—	22,434,119	44,477,980	607,554,246
Value Equity	13,891,024	268,704	(1,694,757)	12,464,971	—	—	1,944,823	5,104,244	160,424,177
					$125,523,584	$56,285,101	$189,145,431	($70,637,197)	$11,761,949,727
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	8,610,712	477,205	(1,970,208)	7,117,709	—	—	($1,008,145)	($4,615,637)	$64,486,447
Asia Pacific Total Return Bond	7,052,190	839	(500,548)	6,552,481	—	—	(208,248)	(1,492,936)	61,986,471
Blue Chip Growth	1,061,300	465,523	(293,968)	1,232,855	—	—	3,718,649	2,876,801	53,123,714
Bond	20,033,802	586,574	(1,787,442)	18,832,934	$8,364,090	—	(849,530)	(10,849,212)	288,708,875
Capital Appreciation	2,357,816	906,163	(654,157)	2,609,822	—	—	1,671,111	4,750,876	49,534,412
Capital Appreciation Value	14,530,233	—	(2,343,882)	12,186,351	—	—	1,678,774	9,609,607	149,404,665
Core Bond	23,466,987	488,342	(1,910,997)	22,044,332	5,065,563	—	(805,760)	(9,964,113)	274,672,383
Disciplined Value	2,082,811	30,395	(349,204)	1,764,002	—	—	962,272	1,311,165	40,589,692
Disciplined Value International	960,298	12,317	(74,983)	897,632	—	—	51,532	(567,000)	12,279,609
Diversified Real Assets	—	6,788,146	(716,039)	6,072,107	—	—	76,167	2,779,143	63,696,398
Emerging Markets	2,347,860	152,532	(141,338)	2,359,054	—	—	452,335	(2,981,498)	25,760,869
Emerging Markets Debt	11,807,195	2,172,760	(343,758)	13,636,197	4,286,426	—	(135,217)	(9,336,115)	122,725,774
Emerging Markets Equity	2,336,246	167,881	(176,129)	2,327,998	—	—	673,168	(2,371,298)	26,329,657
Enduring Assets	1,573,273	42,558	(192,041)	1,423,790	266,764	—	289,512	(423,730)	16,943,103
Equity Income	2,867,975	69,730	(428,974)	2,508,731	723,510	—	1,870,903	(724,164)	52,181,598
Floating Rate Income	17,292,111	568,085	(2,132,773)	15,727,423	4,802,527	—	(1,760,262)	1,105,770	132,582,173
Fundamental Global Franchise	3,716,765	64,578	(533,349)	3,247,994	—	—	239,320	1,210,366	42,061,521
Fundamental Large Cap Core	2,225,635	58,570	(399,221)	1,884,984	—	—	1,563,627	4,173,514	101,035,119
Global Absolute Return Strategies	8,128,770	2,642	(1,767,903)	6,363,509	—	—	(938,619)	(1,812,996)	64,780,523
Global Bond	4,157,666	21,838	(362,267)	3,817,237	—	—	424,809	(1,072,538)	48,211,699
Global Equity	5,717,496	130,643	(811,101)	5,037,038	—	—	447,018	633,446	59,739,271
Global Income	3,383,919	75,609	(3,459,528)	—	721,067	—	(2,124,543)	637,531	—
Global Real Estate	1,921,135	1,688	(1,922,823)	—	7,043	—	9,878,859	(10,636,265)	—
Global Shareholder Yield	4,257,533	153,704	(439,621)	3,971,616	1,228,768	—	633,260	(2,471,252)	44,998,409
Global Short Duration Credit	4,415,947	881,379	(524,686)	4,772,640	1,578,728	—	(591,488)	(531,335)	42,333,316
High Yield (JHAM)	12,614,941	525,833	(1,488,442)	11,652,332	1,806,911	—	(626,175)	(256,355)	39,967,499
High Yield (WAMCO)	2,756,686	115,811	(336,491)	2,536,006	920,693	—	(45,867)	(296,705)	20,262,689
International Growth	1,215,252	7,080	(154,013)	1,068,319	—	—	1,015,828	(86,765)	30,276,167
International Growth Stock	3,317,696	14,086	(213,387)	3,118,395	—	—	488,492	(2,354,981)	42,285,438

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Small Cap	928,179	32,690	(88,687)	872,182	—	—	544,737	(1,327,644)	18,795,514
International Small Company	1,610,559	36,929	(144,514)	1,502,974	—	—	499,121	(1,297,825)	18,681,972
International Strategic Equity Allocation	11,724,189	241,437	(1,486,290)	10,479,336	—	—	1,692,394	(5,717,221)	118,102,112
International Value	2,219,281	26,133	(187,177)	2,058,237	—	—	1,014,087	(2,018,689)	34,249,058
International Value Equity	3,322,902	68,874	(307,098)	3,084,678	—	—	253,465	(1,082,018)	25,972,991
Mid Cap Stock	2,623,191	50,131	(585,353)	2,087,969	—	—	4,320,982	6,123,749	54,370,725
Mid Value	3,882,073	2,746	(385,918)	3,498,901	—	—	221,910	2,441,823	59,516,311
Natural Resources	1,351,011	22,399	(1,373,410)	—	—	—	(2,391,893)	2,098,141	—
Real Estate Equity	1,866,461	87,312	(1,953,773)	—	—	—	10,071,019	(11,630,904)	—
Real Return Bond	16,938,247	456,403	(1,502,443)	15,892,207	4,051,669	—	(695,343)	(5,634,450)	169,887,698
Seaport Long/Short	910,496	2,799	(121,579)	791,716	—	—	135,854	224,961	9,247,246
Short Duration Credit Opportunities	11,792,828	1,034,046	(1,215,823)	11,611,051	3,231,704	—	(577,378)	(2,637,268)	109,492,213
Short Term Government Income	1,556,216	21,450	(147,582)	1,430,084	143,427	—	(22,633)	(187,651)	13,199,675
Small Cap Growth	614,812	146,627	(126,962)	634,477	—	$2,192,945	5,229	(1,012,540)	11,972,581
Small Cap Stock	1,264,522	25,988	(272,348)	1,018,162	—	—	440,814	1,855,405	12,248,492
Small Cap Value	1,512,639	15,138	(183,009)	1,344,768	—	—	(79,352)	2,400,136	30,512,793
Spectrum Income	11,683,570	273,609	(994,922)	10,962,257	2,887,789	—	364,696	(4,713,227)	114,117,093
Strategic Growth	2,153,490	444,445	(2,597,935)	—	—	6,505,999	12,906,674	(13,686,156)	—
Strategic Income Opportunities	20,932,930	540,446	(1,646,547)	19,826,829	5,685,413	—	(500,181)	(9,271,685)	205,405,945
Total Return	22,388,195	402,232	(1,952,673)	20,837,754	4,468,160	—	(826,941)	(7,208,520)	273,391,329
U.S. High Yield Bond	2,858,758	102,495	(331,524)	2,629,729	1,135,008	—	(80,143)	(415,535)	29,216,290
U.S. Strategic Equity Allocation	11,619,667	482,262	(3,323,231)	8,778,698	—	—	4,737,836	8,409,548	115,439,874
Value Equity	2,107,671	57,317	(364,510)	1,800,478	—	—	480,734	595,518	23,172,155
					$51,375,260	$8,698,944	$49,557,470	($77,448,728)	$3,417,949,558
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	9,558,944	194,436	(1,640,890)	8,112,490	—	—	($915,047)	($5,211,164)	$73,499,158
Asia Pacific Total Return Bond	5,626,197	5,867	(585,503)	5,046,561	—	—	(228,021)	(1,090,671)	47,740,468
Blue Chip Growth	147,380	15,646	(47,224)	115,802	—	—	626,831	278,952	4,989,888
Bond	19,362,647	554,973	(2,345,745)	17,571,875	$7,913,942	—	(952,229)	(10,213,485)	269,376,848
Capital Appreciation	320,209	237,886	(108,479)	449,616	—	—	94,392	773,449	8,533,707
Capital Appreciation Value	7,310,168	29,340	(1,428,792)	5,910,716	—	—	1,016,332	4,535,710	72,465,378
Core Bond	22,182,820	444,507	(2,510,953)	20,116,374	4,653,260	—	(639,054)	(9,398,825)	250,650,022
Disciplined Value	391,673	17,113	(90,206)	318,580	—	—	236,651	193,561	7,330,536
Disciplined Value International	473,860	14,240	(62,984)	425,116	—	—	44,919	(282,638)	5,815,589
Diversified Real Assets	—	4,735,673	(741,062)	3,994,611	—	—	281,991	2,011,265	41,903,466
Emerging Markets	832,610	49,767	(74,335)	808,042	—	—	240,501	(1,096,941)	8,823,820
Emerging Markets Debt	9,476,698	1,630,436	(425,282)	10,681,852	3,373,474	—	(96,011)	(7,361,527)	96,136,668
Emerging Markets Equity	828,491	55,391	(89,772)	794,110	—	—	328,902	(902,133)	8,981,388
Enduring Assets	4,158,947	122,995	(672,085)	3,609,857	683,099	—	1,132,282	(1,447,165)	42,957,302
Equity Income	540,022	23,862	(110,218)	453,666	131,980	—	690,020	(467,360)	9,436,259
Floating Rate Income	16,973,335	543,265	(2,613,538)	14,903,062	4,606,681	—	(2,130,607)	1,523,096	125,632,811
Fundamental Global Franchise	1,859,424	59,270	(357,663)	1,561,031	—	—	150,227	567,894	20,215,351

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Fundamental Large Cap Core	599,943	28,072	(138,035)	489,980	—	—	556,563	1,006,205	26,262,946
Global Absolute Return Strategies	9,010,858	6,182	(1,776,286)	7,240,754	—	—	(881,925)	(2,083,611)	73,710,880
Global Bond	4,825,807	8,747	(558,670)	4,275,884	—	—	656,984	(1,378,571)	54,004,414
Global Equity	2,727,712	87,824	(507,650)	2,307,886	—	—	271,350	245,833	27,371,532
Global Income	2,873,473	63,070	(2,936,543)	—	601,640	—	(1,419,587)	188,252	—
Global Real Estate	1,742,680	5,808	(1,748,488)	—	6,250	—	8,045,246	(8,710,912)	—
Global Shareholder Yield	1,938,591	103,385	(305,207)	1,736,769	541,101	—	1,015,481	(1,809,073)	19,677,590
Global Short Duration Credit	3,271,776	690,096	(479,279)	3,482,593	1,151,825	—	(538,527)	(274,309)	30,890,596
High Yield (JHAM)	8,291,495	338,134	(1,235,973)	7,393,656	1,159,389	—	(18,323)	(547,009)	25,360,237
High Yield (WAMCO)	1,811,924	74,045	(276,800)	1,609,169	588,647	—	155,897	(372,444)	12,857,262
International Growth	491,014	13,454	(88,591)	415,877	—	—	232,464	154,914	11,785,953
International Growth Stock	997,976	14,471	(111,038)	901,409	—	—	368,159	(905,116)	12,223,107
International Strategic Equity Allocation	5,899,784	325,651	(1,089,761)	5,135,674	—	—	1,071,597	(2,935,401)	57,879,042
International Value	838,804	38,117	(129,300)	747,621	—	—	504,483	(842,018)	12,440,413
International Value Equity	760,169	28,145	(111,035)	677,279	—	—	102,896	(277,483)	5,702,693
Mid Cap Stock	813,970	23,397	(206,552)	630,815	—	—	987,500	2,190,530	16,426,430
Mid Value	1,298,441	14,178	(178,685)	1,133,934	—	—	60,537	833,629	19,288,213
Natural Resources	714,884	22,849	(737,733)	—	—	—	(1,271,472)	1,136,573	—
Real Estate Equity	1,692,875	55,014	(1,747,889)	—	—	—	6,894,158	(8,286,139)	—
Real Return Bond	18,424,647	446,992	(2,183,277)	16,688,362	4,269,766	—	(2,454,053)	(4,279,886)	178,398,592
Seaport Long/Short	407,861	4,005	(69,953)	341,913	—	—	80,887	79,756	3,993,545
Short Duration Credit Opportunities	11,920,136	900,829	(1,587,287)	11,233,678	3,181,226	—	(712,532)	(2,454,753)	105,933,586
Short Term Government Income	13,801,052	162,060	(1,719,698)	12,243,414	1,234,568	—	(1,309,710)	(526,215)	113,006,714
Small Cap Stock	821,467	28,014	(208,599)	640,882	—	—	377,257	1,084,604	7,709,809
Small Cap Value	561,138	12,868	(92,376)	481,630	—	—	(43,648)	889,197	10,928,184
Spectrum Income	10,049,367	254,111	(1,200,952)	9,102,526	2,427,160	—	484,506	(4,127,316)	94,757,292
Strategic Growth	292,460	64,955	(357,415)	—	—	$852,109	423,061	(520,534)	—
Strategic Income Opportunities	18,005,531	473,395	(2,015,207)	16,463,719	4,777,527	—	(102,181)	(8,085,966)	170,564,130
Total Return	21,295,424	380,586	(2,541,520)	19,134,490	4,114,805	—	(953,880)	(6,605,016)	251,044,509
U.S. High Yield Bond	1,878,739	66,089	(276,433)	1,668,395	725,629	—	137,590	(454,036)	18,535,865
U.S. Strategic Equity Allocation	3,491,411	453,287	(1,398,722)	2,545,976	—	—	2,077,954	1,820,996	33,479,589
Value Equity	396,738	17,523	(88,772)	325,489	—	—	116,320	85,930	4,189,040
					$46,141,969	$852,109	$14,797,131	($73,347,370)	$2,492,910,822

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LSQ3	09/18
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios.		11/18

John Hancock

Retirement Income 2040 Fund

Quarterly portfolio holdings 9/30/18

Fund’s investments
As of 9-30-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 43.7%				$10,239,403
(Cost $10,639,100)
U.S. Government 43.7%				10,239,403
U.S. Treasury
Bond	3.500	02-15-39	355,000	373,943
Bond	3.875	08-15-40	205,000	227,582
Bond	4.250	05-15-39	225,000	262,310
Bond	4.250	11-15-40	360,000	421,158
Bond	4.375	02-15-38	385,000	454,315
Bond	4.375	11-15-39	205,000	243,181
Bond	4.500	02-15-36	725,000	860,258
Bond	4.500	05-15-38	235,000	281,954
Bond	4.625	02-15-40	510,000	625,228
Bond	4.750	02-15-37	325,000	399,153
Bond	5.000	05-15-37	300,000	379,641
Bond	5.250	02-15-29	410,000	489,518
Bond	5.375	02-15-31	610,000	753,850
Bond	5.500	08-15-28	375,000	452,739
Bond	6.000	02-15-26	40,000	47,881
Bond	6.125	08-15-29	175,000	224,328
Bond	6.250	05-15-30	670,000	877,543
Bond	6.500	11-15-26	115,000	143,741
Bond	6.625	02-15-27	350,000	443,051
Bond	6.750	08-15-26	70,000	88,279
Bond	7.625	11-15-22	5,000	5,908
Bond	8.125	08-15-21	345,000	394,688
Note	1.375	12-31-18	140,000	139,703
Note	1.500	11-30-19	410,000	404,379
Note	1.750	12-31-20	440,000	429,584
Note	2.000	02-15-25	170,000	160,119
Note	2.250	12-31-23	430,000	415,219
Note	2.250	11-15-27	40,000	37,444
Note	2.500	05-15-24	10,000	9,755

Note	2.750	02-15-24	195,000	192,951
Corporate bonds 29.1%				$6,820,830
(Cost $7,238,498)
Communication services 4.1%				962,324
Diversified telecommunication services 2.0%
AT&T, Inc.	4.500	05-15-35	90,000	83,983
AT&T, Inc.	5.350	09-01-40	50,000	49,526
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	72,317
Verizon Communications, Inc. (A)	4.329	09-21-28	102,000	102,582
Verizon Communications, Inc.	4.400	11-01-34	80,000	77,925
Verizon Communications, Inc.	5.250	03-16-37	75,000	79,868
Entertainment 0.4%
Warner Media LLC	3.875	01-15-26	85,000	82,440
Media 1.5%
Charter Communications Operating LLC	5.375	04-01-38	75,000	72,596
Comcast Corp.	3.999	11-01-49	17,000	15,133
Comcast Corp.	4.049	11-01-52	43,000	37,951
Comcast Corp.	4.250	01-15-33	75,000	73,459
Comcast Corp.	6.500	11-15-35	55,000	66,293
Comcast Corp.	7.050	03-15-33	75,000	93,097
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.2%
Vodafone Group PLC	6.150	02-27-37	50,000	$55,154
Consumer discretionary 1.6%				369,419
Automobiles 0.6%
Ford Motor Company	7.450	07-16-31	60,000	66,832
General Motors Company	6.600	04-01-36	55,000	58,584
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	72,465
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	54,482
eBay, Inc.	3.450	08-01-24	70,000	68,266
Specialty retail 0.2%
The Home Depot, Inc.	5.875	12-16-36	40,000	48,790
Consumer staples 1.2%				288,819
Beverages 0.5%
Anheuser-Busch InBev Finance, Inc.	4.700	02-01-36	85,000	85,013
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	49,075
Food products 0.3%
Kraft Heinz Foods Company	6.875	01-26-39	55,000	64,185
Personal products 0.4%
Johnson & Johnson	4.375	12-05-33	85,000	90,546
Energy 4.7%				1,099,148
Energy equipment and services 0.3%
Halliburton Company	4.850	11-15-35	60,000	62,690
Oil, gas and consumable fuels 4.4%
Anadarko Petroleum Corp.	6.200	03-15-40	45,000	49,839
Anadarko Petroleum Corp.	6.450	09-15-36	45,000	51,290
BP Capital Markets America, Inc.	3.937	09-21-28	60,000	60,347
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	53,054
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	64,017
ConocoPhillips	5.900	10-15-32	80,000	94,141
Energy Transfer Partners LP	6.050	06-01-41	50,000	52,253
Energy Transfer Partners LP	7.500	07-01-38	45,000	53,656
Exxon Mobil Corp.	3.043	03-01-26	55,000	53,325
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	81,752
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	50,698
Marathon Oil Corp.	2.800	11-01-22	60,000	57,658
Shell International Finance BV	4.125	05-11-35	60,000	60,695
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	56,898
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	85,216
Valero Energy Corp.	6.625	06-15-37	45,000	54,343
Valero Energy Corp.	7.500	04-15-32	45,000	57,276
Financials 4.9%				1,145,320
Banks 2.5%
Citigroup, Inc.	6.000	10-31-33	85,000	95,011
Citigroup, Inc.	6.625	06-15-32	80,000	94,336
Fifth Third Bancorp	8.250	03-01-38	55,000	74,926
HSBC Holdings PLC	7.625	05-17-32	75,000	94,389
JPMorgan Chase & Co.	6.400	05-15-38	60,000	74,746
U.S. Bancorp	2.950	07-15-22	70,000	68,530
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company	3.500	03-08-22	80,000	$79,869
Capital markets 0.8%
Morgan Stanley	3.125	07-27-26	100,000	93,116
Morgan Stanley	7.250	04-01-32	70,000	89,235
Insurance 1.6%
American International Group, Inc.	3.875	01-15-35	95,000	86,018
MetLife, Inc.	6.500	12-15-32	50,000	61,287
Prudential Financial, Inc.	3.905	12-07-47	63,000	56,584
The Progressive Corp.	2.450	01-15-27	110,000	99,719
The Travelers Companies, Inc.	6.750	06-20-36	60,000	77,554
Health care 3.4%				800,707
Biotechnology 0.6%
AbbVie, Inc.	4.500	05-14-35	85,000	81,550
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	51,674
Health care equipment and supplies 0.5%
Covidien International Finance SA	6.550	10-15-37	60,000	75,917
Medtronic, Inc.	6.500	03-15-39	40,000	50,728
Health care providers and services 1.4%
CVS Health Corp.	4.750	12-01-22	100,000	103,557
CVS Health Corp.	4.780	03-25-38	100,000	99,221
CVS Health Corp.	4.875	07-20-35	65,000	65,242
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	63,851
Pharmaceuticals 0.9%
Allergan Funding SCS	4.550	03-15-35	90,000	87,389
Pfizer, Inc.	3.400	05-15-24	55,000	54,989
Wyeth LLC	5.950	04-01-37	55,000	66,589
Industrials 3.2%				749,149
Aerospace and defense 0.5%
Lockheed Martin Corp.	4.500	05-15-36	60,000	62,461
United Technologies Corp.	4.450	11-16-38	50,000	49,589
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	52,948
Industrial conglomerates 1.3%
General Electric Company	5.875	01-14-38	75,000	83,617
General Electric Company	6.750	03-15-32	70,000	84,599
General Electric Company	6.875	01-10-39	50,000	62,372
Georgia-Pacific LLC	8.875	05-15-31	50,000	72,651
Road and rail 0.2%
CSX Corp.	6.000	10-01-36	45,000	53,197
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	3.950	02-01-22	65,000	64,808
AerCap Ireland Capital DAC	5.000	10-01-21	70,000	71,998
International Lease Finance Corp.	8.625	01-15-22	80,000	90,909
Information technology 1.6%				380,419
Software 1.2%
Microsoft Corp.	3.500	02-12-35	65,000	62,619
Microsoft Corp.	4.100	02-06-37	60,000	61,789
Microsoft Corp.	4.200	11-03-35	55,000	57,310
Oracle Corp.	3.900	05-15-35	50,000	48,331
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Oracle Corp.	6.125	07-08-39	40,000	$49,200
Technology hardware, storage and peripherals 0.4%
Dell International LLC (A)	6.020	06-15-26	95,000	101,170
Materials 1.5%				354,029
Chemicals 0.8%
LyondellBasell Industries NV	5.750	04-15-24	95,000	102,463
Praxair, Inc.	3.200	01-30-26	95,000	92,605
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	63,437
Metals and mining 0.4%
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	95,000	95,524
Utilities 2.9%				671,496
Electric utilities 2.5%
Duke Energy Carolinas LLC	6.050	04-15-38	60,000	73,880
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	92,525
Florida Power & Light Company	5.950	02-01-38	60,000	73,256
MidAmerican Energy Company	5.750	11-01-35	70,000	82,864
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	51,351
Pacific Gas & Electric Company	6.050	03-01-34	80,000	90,050
Pacific Gas & Electric Company	6.250	03-01-39	45,000	51,811
PacifiCorp	5.250	06-15-35	55,000	61,665
Multi-utilities 0.4%
DTE Energy Company	6.375	04-15-33	80,000	94,094

	Shares	Value
Affiliated investment companies (B) 26.4%		$6,199,099
(Cost $6,114,544)
Equity 26.4%		6,199,099
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (C)(D)	459,193	6,199,099

	Yield (%)	Shares	Value
Short-term investments 0.7%			$162,784
(Cost $162,784)
Money market funds 0.7%			162,784
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.9720(E)	162,784	162,784

Total investments (Cost $24,154,926) 99.9%	$23,422,116
Other assets and liabilities, net 0.1%	28,106
Total net assets 100.0%	$23,450,222

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

(E)	The rate shown is the annualized seven-day yield as of 9-30-18.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in underlying affiliated funds and other open-end management investment companies are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2018, all investments are categorized as Level 2 under the hierarchy described above, except for affiliated investment companies and the money market fund, which are categorized as Level 1.

Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds' net assets.

Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	459,190	95,756	(95,753)	459,193	—	—	($43,236)	$339,864	$6,199,099

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	621Q3	09/18
This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund.		11/18

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 12, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 12, 2018